Intangible assets, airport concessions and goodwill - Net: - Additional information (Details) $ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2019	May 15, 2008	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure by geographical areas:
Amortisation expense					$ 1,877,315		$ 1,820,239	$ 1,750,239
Amortization commercial rights					$ 186,638		$ 181,545	172,020
Explanation of value assigned to key assumption					Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.61,088 and Ps.4,120,188, in Aerostar, respectively, and Ps.258,900 and Ps.620,260 in Airplan, respectively.	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.61,088 and Ps.4,120,188, in Aerostar, respectively, and Ps.258,900 and Ps.620,260 in Airplan, respectively.	Taking the base scenario and applying a sensitivity analysis to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.8,375,900 and Ps.18,213,261, respectively in Mexico, Ps. 563,239 and Ps.4,995,314 in Aerostar, respectively, and Ps.1,273,721 and Ps.1,857,402 in Airplan, respectively.
Impairment testing on all CGUs considering the entire value of intangible assets, airport concessions and goodwill					$ 2,603,242		$ 52,182,311
Original concession period for operating rights		25 years			50 years	50 years
Airplan
Disclosure by geographical areas:
Original concession period for operating rights		15 years			40 years	40 years
Minimum | Airplan
Disclosure by geographical areas:
Original concession period for operating rights					24 years	24 years
CGU Mexico
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows							P28Y
CGU Mexico | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic							5.00%
Amount in excess of cash flow projections							$ 8,375,900
CGU Mexico | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%
Amount in excess of cash flow projections							$ 18,213,261
CGU Aerostar
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows					P31Y	P31Y	P32Y
Cash payments						$ 2,500
CGU Aerostar | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%	10.00%
Amount in excess of cash flow projections					$ 61,088		$ 563,239
CGU Aerostar | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic					5.00%	5.00%	10.00%
Amount in excess of cash flow projections					$ 4,120,188		$ 4,995,314
CGU Airplan
Disclosure by geographical areas:
Explanation of period over which management has projected cash flows					P11Y	P11Y	P12Y
CGU Airplan | Positive
Disclosure by geographical areas:
Percentage applied to passenger traffic					10.00%	10.00%	10.00%
Amount in excess of cash flow projections					$ 258,900		$ 1,273,721
CGU Airplan | Negative
Disclosure by geographical areas:
Percentage applied to passenger traffic					10.00%	10.00%	10.00%
Amount in excess of cash flow projections					$ 620,260		$ 1,857,402
Licences
Disclosure by geographical areas:
Amortisation expense					37,974		29,632	20,374
Colombia (Airplan)
Disclosure by geographical areas:
Amortisation expense					339,676		357,934	384,169
Amortization commercial rights					$ 104,651		$ 101,795	$ 96,455
Percent of obligation to pay consideration on gross income					19.00%	19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense					$ 486,507		$ 492,505	$ 433,328
Percent of obligation to pay consideration on gross income	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%
Mexico
Disclosure by geographical areas:
Amortisation expense					$ 759,798		$ 686,460	$ 664,267
Percent of obligation to pay consideration on gross income					5.00%	5.00%	5.00%	5.00%